Contract Assets And Contract Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of contract assets and contract liabilities [abstract]
Contract Assets and Contract Liabilities

Note 9 – Contract Assets and Contract Liabilities

The Company has recognized the following assets and liabilities related to contracts with customers:

At December 31,	2018	2017	$ change
Contract assets	$6,223	$7,223	$(1,000)
Less: non-current portion	(1,689)	(645)	(1,044)
Current portion	4,534	6,578	(2,044)

Contract liabilities	16,001	14,044	1,957
Less: non-current portion	(1,420)	(2,223)	803
Current portion	14,581	11,821	2,760

(i)	Significant changes in contract assets and liabilities

Contract assets at December 31, 2018 includes $4,048 (2017 – $4,764) relating to receivables which are to be billed according to progress based and specified payment schedules, typical with long-term contracts. The remainder relates to the final instalment of contract price on the sale of equipment for installation and commissioning, which is not invoiced to the customer until this work is complete. The change in the contract assets balance during the period reflects the change in the timeframe for a right to consideration to become unconditional (i.e. for the contract asset to be reclassified as a receivable).

Contract liabilities represent deposits and payments received in advance from customers for license fees, product development contracts and equipment sales. The change in the contract liabilities balance during the period reflects changes in the time frame for performance obligations to be satisfied and the timing of receipt of deposits.

(ii)	Revenue recognized in relation to contract liabilities

Revenue recognized in the current year, included in opening contract liabilities, amounted to $7,042 (2017 - $895). There were no amounts recognized in the current year related to performance obligations that were satisfied in a prior year (2017 - $nil).

(iii)	Unsatisfied performance obligations

The following table shows unsatisfied performance obligations as at December 31, 2018:

At December 31,	2018	2017
OnSite Generation	$20,600	$19,900
Power Systems	112,100	124,700
Total	$132,700	$144,600

The Company expects $49,000 of the balance to be recognized as revenues in 2019 and $83,700 is to be recognized beyond 12 months.